Asset retirement obligations - Additional information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Asset Retirement Obligations [line items]
Restricted cash | $		$ 2,033	$ 2,674
Environmental Guarantee Deposit
Disclosure of Asset Retirement Obligations [line items]
Restricted cash | $		$ 1,979	$ 2,614
Greece | 50.0 million Letter of Credit
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee | €	€ 50,000
Letter of guarantee expiration date	Jul. 26, 2026
Letter of guarantee annual fee	1.02%
Greece | 7.5 million Letter of Guarantee
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee | €	€ 7,500
Letter of guarantee expiration date	Jul. 26, 2026
Letter of guarantee annual fee	1.07%